Leases (Tables)	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	June 30, 2024	December 31, 2024
	RMB	RMB
Right of use assets	3,313,215	5,885,455

Operating lease liabilities, current	2,425,135	2,537,123
Operating lease liabilities, noncurrent	1,044,068	3,427,331
Total operating lease liabilities	3,469,203	5,964,454

Other information about the Company’s leases is as follows:

	For the Six Months Ended
	2023	2024
	RMB	RMB
Operating cash flows used in operating leases	1,077,983	1,165,849
Weighted average remaining lease term (years)	1.69	2.59
Weighted average discount rate	4.55%	3.74%

Schedule of years of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

December 31, 2024
RMB
For the six months ending June 30, 2025	1,336,435
For the year ending June 30, 2026	2,365,790
For the year ending June 30, 2027	1,936,012
For the year ending June 30, 2028	427,745
Total lease payments	6,065,982
Less: Imputed interest	(101,528)
Present value of lease liabilities	5,964,454